Segment information (Details 3) - Israel - ARS ($)	Jun. 30, 2020	Jun. 30, 2019
Total [Member]
Statement [Line Items]
Reportable assets	$ 675,918,000,000	$ 804,267,000,000
Reportable liabilities	(602,315)	(692,205)
Reportable assets (liabilities), net	73,603	112,062
Other [Member]
Statement [Line Items]
Reportable assets		53,427,000,000
Reportable liabilities	(58,771)	(21,144)
Reportable assets (liabilities), net	104,833	32,283
Supermarkets [Member]
Statement [Line Items]
Reportable assets	42,191,000,000	34,566,000,000
Reportable liabilities	0	0
Reportable assets (liabilities), net	42,191	34,566
Telecommunications [Member]
Statement [Line Items]
Reportable assets	210,318,000,000	164,289,000,000
Reportable liabilities	(159,326)	(127,370)
Reportable assets (liabilities), net	50,992	36,919
Insurance [Member]
Statement [Line Items]
Reportable assets	5,072,000,000	34,002,000,000
Reportable liabilities	0	0
Reportable assets (liabilities), net	5,072	34,002
Corporate [Member]
Statement [Line Items]
Reportable assets	25,015,000,000	62,238,000,000
Reportable liabilities	(164,429)	(189,891)
Reportable assets (liabilities), net	(139,414)	(127,653)
Real Estate [Member]
Statement [Line Items]
Reportable assets	229,718,000,000	455,745,000,000
Reportable liabilities	(219,789)	(353,800)
Reportable assets (liabilities), net	$ 9,929	$ 101,945